Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Balanced Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objectives of the Fund are regular current income, capital preservation and long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expense ratio for the Fund does not correlate to the ratio of expenses to average net assets shown in the Financial Highlights contained in the Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem in full at the end of each of the periods indicated.  The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same each year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in a portfolio of equity and fixed income securities.  Under normal circumstances, the Fund will invest at least 25% of its total assets in common stocks and a variety of securities convertible into common stock such as rights, warrants and convertible preferred stock.  The Fund may invest in the equity securities of issuers of all sizes, including smaller and medium sized companies (we consider smaller or medium sized stocks to be those having a market capitalization less than $10 billion at the time of initial purchase).  Also, under normal circumstances, the Fund will invest at least 25% of its total assets in investment-grade fixed income securities such as U.S. Government securities (including agency securities, and securities issued by government-sponsored enterprises such as Fannie Mae and Freddie Mac, including their mortgage-backed securities), corporate debt securities, other mortgage-backed securities, preferred stock and taxable municipal bonds.  The Fund may invest in fixed income securities of all maturities.  The Fund may also invest up to 20% of its total assets in fixed income securities which are non-investment grade or unrated (U.S. Government securities, even if unrated, do not count toward this 20% limit).

The Fund’s investment strategy (which we call “value investing”) is based on our belief that prices fluctuate around the true value of a security.  For the equity portion of the Fund we seek to identify the securities of growing, well-managed businesses which have honest, competent management.  We then estimate the price that an informed, rational buyer would pay for 100% of the business.  At the heart of the process is an estimate of the value today of the right to receive all of the cash that a business will generate for its owners in the future.  The valuation may focus on asset values, earnings power and the intangible value of a company’s “franchise” in its market or a combination of these variables, depending on the nature of the business.

The Fund then tries to buy shares of the company’s stock at a significant discount to this “private market value.”  We invest with a 3-5 year time horizon.  The Fund anticipates that the stock price will rise as the value of the business grows and as the valuation discount narrows.  Ideally the business value grows and the stock continues to trade at a discount for long periods of time.  We generally will sell these stocks as they approach or exceed our estimate of private market value.

The Fund’s investment strategy with respect to fixed income securities is to select fixed income securities whose yield is sufficiently attractive in view of the risks of ownership.  We consider a number of factors such as the security’s price, coupon and yield-to-maturity, as well as the credit quality of the issuer in deciding whether to invest in a particular fixed income security.  In addition, we review the terms of the fixed income security, including subordination, default, sinking fund and early redemption provisions.

We do not try to “time” the market.  However, if there is cash available for investment and there are not securities which meet the Fund’s investment criteria or if we determine that market conditions warrant, the Fund may invest without limitation in cash and cash equivalents such as U.S. Government securities or government money market fund shares.  In the event that the Fund takes such a temporary defensive position, it may not be able to achieve its investment objective during this temporary period.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You should be aware that an investment in the Fund involves certain risks, including, among others, the following:

•   Market Risk   As with any other mutual fund, the share price of the Fund will fluctuate daily depending on general market conditions and other factors.  You may lose money if you invest in the Fund.

•   Investment in Undervalued Securities   Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor.  Therefore, investors should purchase shares of the Fund only if they intend to be patient, long-term investors.

•   Interest Rate Risk   The market value of a bond is significantly affected by changes in interest rates.  Generally, the longer the average maturity of the bonds in the Fund’s investment portfolio, the more the Fund’s share price will fluctuate in response to interest rate changes.

•   Credit Risk   When a bond is purchased, its anticipated yield is dependent on the timely payment by the issuer of each installment of interest and principal.  Lower-rated and unrated bonds, while often having a higher yield than higher-rated bonds, involve an increased possibility that the issuer may not be able to make its payments of interest and principal.  During periods of deteriorating economic and market conditions, the market value of lower-rated and unrated bonds may decline due to concerns over credit quality.  In addition, the liquidity of such securities may be affected, making it more difficult for the Fund to sell the security.

•   Call Risk   The Fund invests in corporate bonds, which are generally subject to call risk. Corporate bonds and some securities issued by U.S. agencies may be called (redeemed) at the option of the issuer at a specified price before reaching their stated maturity date.  This risk increases when market interest rates are declining, because issuers may find it desirable to refinance by issuing new bonds at lower interest rates.  If a bond held by the Fund is called during a period of declining interest rates, the Fund will likely reinvest the proceeds received by it at a lower interest rate than that of the called bond, causing a decrease in the Fund’s income.

•   Mortgage-Backed Securities Risk   Most mortgage-backed securities are pass-through securities, which means that the payments received by the Fund on such securities consist of both principal and interest as the mortgages in the underlying mortgage pool are paid off.  The yield on such mortgage-backed securities is influenced by the prepayment experience of the underlying mortgage pool.  In periods of declining interest rates, prepayments of the mortgages tend to increase.  If the higher-yielding mortgages from the pool are prepaid, the yield on the remaining pool will be reduced and it will be necessary for the Fund to reinvest such prepayment, presumably at a lower interest rate.

•   Government-Sponsored Enterprises Risk   The Fund may invest in certain government-sponsored enterprises whose obligations are not direct obligations of the U.S. Treasury.  Such entities may include, without limitation, the Federal Home Loan Banks (“FHLB”), Federal Farm Credit Banks (“FFCB”), Fannie Mae and Freddie Mac.  Entities such as FHLB and FFCB, although chartered or sponsored by Congress, are not funded by Congressional appropriations and the debt and mortgage-backed securities issued by such agencies are neither guaranteed nor insured by the U.S. Government.  On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship, which, in effect, has caused Fannie Mae and Freddie Mac to become supported by the U.S. Government.  No assurance can be given as to whether the U.S. Government will continue to support Fannie Mae and Freddie Mac.

•   Smaller Company Risk   Smaller capitalization companies may not have the size, resources or other assets of larger capitalization companies.  The prices of such issuers can fluctuate more than the stocks of larger companies and they may not necessarily correspond to changes in the stock market in general.

•   Non-diversified Risk   Because the Fund is non-diversified, the Fund may have larger positions in fewer companies or industries than a diversified fund.  A non-diversified portfolio is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.

•   Failure to Meet Investment Objective   There can be no assurance that the Fund will meet its investment objective.

Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money if you invest in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified, the Fund may have larger positions in fewer companies or industries than a diversified fund. A non-diversified portfolio is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following chart and table provides an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year over the period indicated and by showing how the Fund’s average annual total returns for the periods indicated, both before and after taxes, compared to those of relevant market indexes.  The Standard & Poor’s 500 Index is generally representative of the market for the stocks of large-size U.S. companies.  The Barclays Intermediate U.S. Government/Credit Index is an unmanaged index consisting of government securities and publicly issued corporate debt with maturities from one to ten years.  The Blended Index reflects an unmanaged portfolio of 60% of the S&P 500 and 40% of the Barclays Intermediate U.S. Government/Credit Index.  All Fund performance numbers are calculated after deducting fees and expenses, and all numbers assume reinvestment of dividends.  Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses by the investment adviser.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes.  Updated performance information is available at weitzinvestments.com or by calling us toll-free at 800-304-9745.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provides an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year over the period indicated and by showing how the Fund's average annual total returns for the periods indicated, both before and after taxes, compared to those of relevant market indexes.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Blended Index reflects an unmanaged portfolio of 60% of the S&P 500 and 40% of the Barclays Intermediate U.S. Government/Credit Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-304-9745
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	weitzinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Since Inception (October 1, 2003)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The Fund’s year-to-date return for the six months ended June 30, 2013 was 8.39%.

Best and Worst Performing Quarters (during the period shown above)

	Quarter/Year	Total Return
Best Quarter	2nd Quarter 2009	13.95%
Worst Quarter	4th Quarter 2008	-15.68%

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.68%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account (IRA).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the return after taxes may be greater than the return before taxes because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  In some instances, the return after taxes may be greater than the return before taxes because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account (IRA).

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended December 31, 2012)
Standard & Poor’s 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.99%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.10%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2003
Barclays Intermediate U.S. Government/Credit Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.18%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.53%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2003
Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.77%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2003
Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchase	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.32%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 115
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	359
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	622
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,375
Annual Return 2004	rr_AnnualReturn2004	11.84%
Annual Return 2005	rr_AnnualReturn2005	1.73%
Annual Return 2006	rr_AnnualReturn2006	14.33%
Annual Return 2007	rr_AnnualReturn2007	(5.26%)
Annual Return 2008	rr_AnnualReturn2008	(26.82%)
Annual Return 2009	rr_AnnualReturn2009	28.78%
Annual Return 2010	rr_AnnualReturn2010	15.66%
Annual Return 2011	rr_AnnualReturn2011	2.27%
Annual Return 2012	rr_AnnualReturn2012	10.91%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.91%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.34%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2003
Balanced Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.77%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.98%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.37%
Balanced Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.02%

[1]	The Fund has invested a portion of its temporary cash reserves in one or more money market funds ("acquired funds"). The Fund indirectly incurs fees and expenses as a result of its investment in shares of acquired funds. The total annual fund operating expense ratio for the Fund does not correlate to the ratio of expenses to average net assets shown in the Financial Highlights contained in the Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.